Consolidated Statements Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 1,231	$ 1,222	$ 1,419
Other comprehensive (loss) income:
Change in gross unrealized investment gains/losses	(338)	164	299
Effect of income taxes	124	(60)	(109)
Total change in unrealized investment gains/losses, net of tax	(214)	104	190
Reclassification adjustment for net realized gains included in investment income	(22)	(33)	(11)
Effect of income taxes	8	12	4
Total reclassification adjustment, net of tax	(14)	(21)	(7)
Other comprehensive (loss) income, net of tax	(228)	83	183
Comprehensive income	$ 1,003	$ 1,305	$ 1,602